Consolidated Statements of Profit or Loss and Other Comprehensive Income - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Statement of profit or loss and other comprehensive income [Line Items]
Revenue		€ 561,202	€ 404,924	[1]	€ 380,403	[1]
Purchased services and licenses (excluding depreciation and amortization)		(119,426)	(89,307)	[1]	(61,395)	[1]
Internally-developed software cost capitalized		11,794	6,093	[1]	7,863	[1]
Personnel expenses		(183,820)	(121,286)	[1]	(119,078)	[1]
Other operating expenses		(87,308)	(41,339)	[1]	(46,727)	[1]
Depreciation and amortization		(129,375)	(106,229)	[1]	(112,803)	[1]
Impairment of intangible assets	[1]		(26,184)		(39,482)
Impairment loss on trade receivables, contract assets and other financial assets		(5,952)	(4,645)	[1]	(5,303)	[1]
Impairment of equity-accounted investee		0	(4,578)	[1]	0
Share of loss of equity-accounted investees		(1,485)	(989)	[1]	(235)	[1]
Loss from loss of control of subsidiary	[1]				(2,825)
Foreign currency gains (losses) - net		5,437	13,806	[1]	(1,535)	[1]
Finance income		5,297	8,517	[1]	4,334	[1]
Finance cost		(32,540)	(16,658)	[1]	(13,462)	[1]
Net income (loss) before tax		23,824	22,125	[1]	(10,245)	[1]
Income tax benefit (expense)		(11,037)	(7,319)	[1]	21,910	[1]
Profit for the year		12,787	14,806	[1]	11,665	[1]
Items that will not be reclassified subsequently to profit or loss
Remeasurement of defined benefit liability		1,399	(926)	[1]	(706)	[1]
Related deferred tax income/(expense)		(202)	136	[1]	92	[1]
Total Items that will not be reclassified subsequently to profit or loss		1,197	(790)	[1]	(614)	[1]
Items that may be reclassified subsequently to profit or loss
Foreign currency translation adjustment attributable to the owners of the company		13,720	3,683	[1]	(1,064)	[1]
Foreign currency translation adjustment attributable to non-controlling interests		(265)	277	[1]	(47)	[1]
Total Items that may be reclassified subsequently to profit or loss		13,455	3,960	[1]	(1,111)	[1]
Other comprehensive income (loss) for the year, net of tax		14,652	3,170	[1]	(1,725)	[1]
Total comprehensive income for the year		27,439	17,976	[1]	9,940	[1]
Profit attributable to:
Owners of the Company		12,569	15,245	[1]	11,734	[1]
Non-controlling interests		218	(439)	[1]	(69)	[1]
Profit for the year		12,787	14,806	[1]	11,665	[1]
Total comprehensive income attributable to:
Owners of the Company		27,486	18,138	[1]	10,056	[1]
Non-controlling interests		(47)	(162)	[1]	(116)	[1]
Total comprehensive income for the year		27,439	17,976	[1]	9,940	[1]
Class A Common Stock [Member]
Profit attributable to:
Owners of the Company		€ 8,744	€ 10,104		€ 7,777
Profit per ordinary share attributable to owners of the Company
Basic		€ 0.05	€ 0.06	[1]	€ 0.05	[1]
Diluted		€ 0.05	€ 0.06	[1]	€ 0.05	[1]
Class B Common Stock [Member]
Profit attributable to:
Owners of the Company		€ 3,825	€ 5,141		€ 3,957
Profit per ordinary share attributable to owners of the Company
Basic		€ 0.00	€ 0.01	[1]	€ 0.00	[1]
Diluted		€ 0.00	€ 0.01	[1]	€ 0.00	[1]

[1]	Certain amounts have been reclassified to conform to current year presentation as described in note 1.2.